Schedule of right-of-use assets recognized (Details) - GBP (£)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
At January 1, 2021	£ 1,582,100	£ 1,778,676
Charge for the year	(196,576)	(196,576)
At December 31, 2021	1,385,524	1,582,100
Buildings [member]
IfrsStatementLineItems [Line Items]
At January 1, 2021	1,571,829	1,764,297
Charge for the year	(192,469)	(192,468)
At December 31, 2021	1,379,360	1,571,829
Other assets [member]
IfrsStatementLineItems [Line Items]
At January 1, 2021	10,271	14,379
Charge for the year	(4,107)	(4,108)
At December 31, 2021	£ 6,164	£ 10,271